Reverse Capitalization (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reverse Capitalization [Line Items]
Ordinary shares issued and outstanding	[1]	76,048,501	7,000,000
Ordinary shares issued to the shareholders		70,000,000
PIPE Investors [Member]
Reverse Capitalization [Line Items]
Ordinary shares issued		2,704,949
Distoken Public Shareholders [Member]
Reverse Capitalization [Line Items]
Shares outstanding		51,052
Distoken Acquisition Corporation [Member] | Sponsor [Member]
Reverse Capitalization [Line Items]
Number of ordinary shares held		3,343,552
Public Rights [Member]
Reverse Capitalization [Line Items]
Shares converted into ordinary shares		690,000
Founder Share [Member]
Reverse Capitalization [Line Items]
Shares converted into ordinary shares		1,725,000
Private Shares [Member]
Reverse Capitalization [Line Items]
Shares converted into ordinary shares		545,000
Private Rights [Member]
Reverse Capitalization [Line Items]
Shares converted into ordinary shares		54,500
Representative Shares [Member]
Reverse Capitalization [Line Items]
Shares converted into ordinary shares		278,000

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.